Income Taxes (Details) - Schedule of income taxes expenses computed at the Hong Kong statutory tax rate (Parentheticals)	12 Months Ended
Dec. 31, 2021
Schedule of income taxes expenses computed at the Hong Kong statutory tax rate [Abstract]
Provision for income taxes at Hong Kong statutory income tax rate	(16.50%)